TRADE AND OTHER ACCOUNTS PAYABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Accounts Payables
Trade creditors	$ 1,048,033	$ 1,096,540
Leasing obligation	6,981	4,448
Other accounts payable	224,962	248,213
Trade and other accounts payables	$ 1,279,976	$ 1,349,201